Equity (Details Narrative)																		1 Months Ended	2 Months Ended	12 Months Ended
	May 07, 2018 shares € / shares	May 03, 2018 shares	May 02, 2018 shares	Apr. 30, 2018 EUR (€)	Mar. 05, 2018 shares	Dec. 23, 2017	Apr. 28, 2017 shares € / shares	Dec. 23, 2016 EUR (€) € / shares	Dec. 02, 2016 shares € / shares	Nov. 21, 2016 EUR (€) € / shares shares	Apr. 26, 2016 EUR (€) € / shares shares	Apr. 18, 2016 shares € / shares	Feb. 26, 2016 EUR (€) € / shares shares	Aug. 28, 2015 EUR (€) € / shares shares	Feb. 28, 2015 EUR (€)	Nov. 24, 2010 shares € / shares	Jul. 02, 2010 EUR (€) shares € / shares	Nov. 30, 2016 EUR (€) € / shares shares	Feb. 28, 2018 EUR (€) € / shares shares	Dec. 31, 2018 EUR (€) shares € / shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares	Mar. 31, 2018 € / shares	Feb. 01, 2017	Jan. 31, 2017 EUR (€) € / shares	Nov. 28, 2016 € / shares	Nov. 24, 2016 EUR (€)	Apr. 02, 2014 shares € / shares	Sep. 02, 2013 shares € / shares	May 11, 2012 shares € / shares	Mar. 23, 2012 shares € / shares	Oct. 07, 2011 shares € / shares	Sep. 30, 2011 shares € / shares
Statement Line Items [Line Items]
Number of share capital value issued | €																				€ 44,632,674
Share capital | shares																				44,632,674
Nominal value per share																				€ 1.00
Share capital amount | €																				€ 38,416,828
Convertible bonds converted value into shares | €																				2,403,700
Repayment of nominal value | €				€ 50,000
Repayment of bonds | €																				50,000
Nominal volume of capital | €																				€ 44,632,000	€ 38,417,000
Vesting period, description																				The vesting period for the first tranche ran until 24 November 2014, and the vesting period for the second tranche ran until 30 September 2015 or 7 October 2015 respectively. The option rights from the first tranche expired on 24 November 2016 and from the second tranche the option rights expired on 30 September and 7 October 2017, respectively, as the exercise conditions were not met.
Number of options exercised | shares																				65,500
Number of options converted | shares																				57,500
Number of option rights exercisable | shares																				137,850	364,350
Cost expenses | €																				€ 6,000	€ 42,000	€ 62,000
Equity procurement costs | €																				€ 2,432
First Tranche [Member]
Statement Line Items [Line Items]
Exercise price of share options outstanding												€ 2.49
Number of stock option granted | shares												425,000
Second Tranche [Member]
Statement Line Items [Line Items]
Exercise price of share options outstanding									€ 3.28
Number of stock option granted | shares									130,500
Third Tranche [Member]
Statement Line Items [Line Items]
Exercise price of share options outstanding							€ 4.02
Number of options converted | shares		19,000	32,500		40,000
Number of stock option granted | shares							329,000
Fourth Tranche [Member]
Statement Line Items [Line Items]
Exercise price of share options outstanding							€ 3.33																€ 3.093
Number of stock option granted | shares							300,500
Fifth Tranche [Member]
Statement Line Items [Line Items]
Exercise price of share options outstanding	€ 2.35																						3.15
Number of stock option granted | shares	180,000
Third Tranche One [Member]
Statement Line Items [Line Items]
Exercise price of share options outstanding																							3.02
Third Tranche Two [Member]
Statement Line Items [Line Items]
Exercise price of share options outstanding																							3.81
Investors [Member]
Statement Line Items [Line Items]
Share capital | shares																				6,000,000
Nominal value per share																				€ 1.00
Subscription price per share																				4.00
Investors [Member] | USD [Member]
Statement Line Items [Line Items]
Nominal value per share																				€ 9.88
2010 Share Option Program [Member]
Statement Line Items [Line Items]
Nominal value per share																	€ 1.00
Number of share options during the period | shares																	839,500
Nominal volume of capital | €																	€ 839,500										€ 839,500
Number of stock options outstanding | shares																				137,850	364,350	364,350
Exercising options description																				Exercising the options from a tranche is possible, if at the beginning of the respective exercise period, the price (hereinafter referred to as the "reference price") of a share in Biofrontera Aktiengesellschaft exceeds the exercise price by at least 20%, and a minimum reference price of EUR 5.00 is reached (hereinafter referred to as the "minimum reference price"). The reference price is equal to the arithmetical average (unweighted) of the closing prices on the Frankfurt Stock Exchange in floor trading and Xetra trading for the company's shares between the 15th and the 5th stock market day (in each case inclusive) before the start of the respective exercise window.
Weighted average holding period																				5 years
Share option fair value price per share																€ 0.57
Share price volatilities percentage																45.78%
Number of options exercised | shares																				195,500
Number of stock option forfeited, shares | shares																				19,000	4,500
Number of option rights exercisable | shares																				137,850
Number of stock option granted | shares
2010 Share Option Program [Member] | First Tranche [Member]
Statement Line Items [Line Items]
Number of stock options outstanding | shares																106,400
Exercise price of share options outstanding																€ 1.91
2010 Share Option Program [Member] | Second Tranche [Member]
Statement Line Items [Line Items]
Number of stock options outstanding | shares																																96,400	96,400
Exercise price of share options outstanding																																€ 2.48	€ 2.48
2010 Share Option Program [Member] | Third Tranche [Member]
Statement Line Items [Line Items]
Number of stock options outstanding | shares																														51,500	65,000
Exercise price of share options outstanding																														€ 4.09	€ 3.30
2010 Share Option Program [Member] | Fourth Tranche [Member]
Statement Line Items [Line Items]
Number of stock options outstanding | shares																													179,500
Exercise price of share options outstanding																													€ 3.37
2010 Share Option Program [Member] | Fifth Tranche [Member]
Statement Line Items [Line Items]
Number of stock options outstanding | shares																												159,350
Exercise price of share options outstanding																												€ 3.43
2011 Share Option Programme [Member]
Statement Line Items [Line Items]
Share price volatilities percentage																51.30%
2012 Share Option Programme [Member]
Statement Line Items [Line Items]
Dividend yield																				0.00%
2012 Share Option Programme [Member] | First Tranche [Member]
Statement Line Items [Line Items]
Share price volatilities percentage																53.50%
Risk free interest rate																				1.75%
2012 Share Option Programme [Member] | Second Tranche [Member]
Statement Line Items [Line Items]
Share price volatilities percentage																65.00%
Risk free interest rate																				1.21%
2012 Share Option Programme [Member] | Third Tranche [Member]
Statement Line Items [Line Items]
Risk free interest rate																				0.90%
2012 Share Option Programme [Member] | Fourth Tranche [Member]
Statement Line Items [Line Items]
Risk free interest rate																				0.82%
2013 Share Option Programme [Member]
Statement Line Items [Line Items]
Share price volatilities percentage																39.20%
Risk free interest rate																				0.71%
2014 Share Option Programme [Member]
Statement Line Items [Line Items]
Share price volatilities percentage																32.30%
Risk free interest rate																				0.68%
Annual beneficiary turnover rate																				20.00%
2010 Employee Stock Option Plan[Member]
Statement Line Items [Line Items]
Value of shares converted | €																				€ 195,500
Number of shares converted | shares																				195,500
2015 Share Option Program [Member]
Statement Line Items [Line Items]
Subscription price per share														€ 1.00
Number of stock options outstanding | shares																				1,254,000	1,143,500	548,000
Share option fair value price per share	€ 2.35						€ 1.50		€ 1.30			€ 1.00														€ 1.48
Number of options exercised | shares
Number of stock option forfeited, shares | shares																				69,500	34,000
Number of option rights exercisable | shares
Cost expenses | €																				€ 257,000	€ 139,000	€ 49,000
Number of stock option granted | shares																				180,000	629,500
Stock option term, description														Term of five years from the issue date, in other words, until 27 August 2020.
Issuance of new registered shares | shares														1,814,984
Conditional capital amount | €														€ 1,814,984
Reference price														€ 5.00
2015 Share Option Program [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Issuance of subscriptions rights | shares														1,814,984
Issuance of subscriptions rights, value | €														€ 1,814,984
2015 Share Option Program [Member] | First Tranche [Member]
Statement Line Items [Line Items]
Exercise price of share options outstanding																							2.25
Share price volatilities percentage																						50.60%
Risk free interest rate																						5.92%
Annual beneficiary turnover rate																						12.00%
2015 Share Option Program [Member] | Second Tranche [Member]
Statement Line Items [Line Items]
Exercise price of share options outstanding																							3.04
Share price volatilities percentage																						49.00%
Dividend yield																						7.00%
Risk free interest rate																						13.26%
Annual beneficiary turnover rate																						9.00%
2015 Share Option Program [Member] | Third Tranche [Member]
Statement Line Items [Line Items]
Exercise price of share options outstanding																							3.78
Share price volatilities percentage																						47.00%
Dividend yield																						7.50%
Risk free interest rate																						13.94%
2015 Share Option Program [Member] | Fourth Tranche [Member]
Statement Line Items [Line Items]
Exercise price of share options outstanding																							3.09
Share price volatilities percentage																						46.00%
Dividend yield																						7.60%
Risk free interest rate																						14.05%
2015 Share Option Program [Member] | Fifth Tranche [Member]
Statement Line Items [Line Items]
Share price volatilities percentage																						47.00%
Dividend yield																						7.60%
Risk free interest rate																						14.03%
2011/2016 Warrant Bond [Member]
Statement Line Items [Line Items]
Exercise of warrant rights from warrant bond issued | shares																						751,460
Proceed from exercise of warrants | €																						€ 2,200,000
Institutional Investors [Member]
Statement Line Items [Line Items]
Nominal value per share													€ 1.90
Proceed from share issuance | €													€ 4,500,000
Employees [Member] | 2010 Stock Option Programme [Member]
Statement Line Items [Line Items]
Number of stock option forfeited, shares | shares																				153,750	141,750
Employee [Member] | 2015 Share Option Program [Member]
Statement Line Items [Line Items]
Number of stock option forfeited, shares | shares																				113,000
Ordinary Shares [Member]
Statement Line Items [Line Items]
Number of share capital value issued | €																			€ 6,000,000
Share capital | shares																			6,000,000
Cash capital contributions increase | €										€ 5,000,000	€ 2,500,000		€ 2,400,000
Share capital increase, shares | shares										5,012,950	2,499,999		2,357,384
Proceed from share issuance | €										€ 14,700,000	€ 4,900,000		€ 4,400,000						€ 21,600,000
Subscription price per share										€ 3.00	€ 2.00								€ 4.00
Ordinary Shares [Member] | Employee Share Option Program 2010 [Member]
Statement Line Items [Line Items]
Value of shares converted | €																				€ 195,500
Number of shares converted | shares																				195,500
Ordinary Shares [Member] | Shareholders [Member]
Statement Line Items [Line Items]
Statutory subscription rights were granted ratio										6
Convertible Bond 2016/2021 [Member]
Statement Line Items [Line Items]
Number of subordinated convertible bonds issued | shares																		49,990
Number of subordinated convertible bonds issued value | €																		€ 5,000,000
Percentage of subscription price																		100.00%
Bonds issued price per bond																		€ 100.00
Shares conversion price per share																		€ 3.00
Bonds issued | €																		€ 5,000,000
Convertible bonds converted value into shares | €																				€ 32,700	€ 106,800
Repayment of bonds | €				€ 50,300
Convertible Bond 2016/2021 [Member] | 1 January 2017 [Member]
Statement Line Items [Line Items]
Shares conversion price per share																		€ 4.00
Convertible Bond 2016/2021 [Member] | 1 January 2018 [Member]
Statement Line Items [Line Items]
Shares conversion price per share																		€ 5.00
Convertible Bond 2016/2021 [Member] | Institutional Investors [Member]
Statement Line Items [Line Items]
Statutory subscription rights were granted ratio																		607
2016/2021 Convertible Bond [Member]
Statement Line Items [Line Items]
Shares conversion price per share																							4.75
Reduction of conversion price per share																							0.25
Convertible Bond [Member]
Statement Line Items [Line Items]
Shares conversion price per share																							4.75		€ 3.50
Reduction of conversion price per share																							0.25
Convertible bonds converted value into shares | €																				2,403,200
Additional convertible bonds converted value into shares | €																				33,000
Convertible bond | €																									€ 5,000,000
Percentage on annual interest																								6.00%
Bond maturity date						1 January 2022
Convertible Bond [Member] | 1 April 2017 until 31 December 2017 [Member]
Statement Line Items [Line Items]
Shares conversion price per share								€ 4.00
Convertible Bond [Member] | 1 January 2018 [Member]
Statement Line Items [Line Items]
Shares conversion price per share								€ 5.00
Authorized Capital I [Member]
Statement Line Items [Line Items]
Increase in share capital value | €														€ 6,434,646
Value of authorized shares available | €																				4,116,855
Authorized Capital III [Member]
Statement Line Items [Line Items]
Increase in share capital value | €															€ 542,400
Value of authorized shares available | €																				€ 346,900
Number of stock option granted | shares																				346,900
Authorized Capital V [Member]
Statement Line Items [Line Items]
Increase in share capital value | €															€ 1,814,984
Convertible Bond 2017/2022 [Member]
Statement Line Items [Line Items]
Number of subordinated convertible bonds issued value | €								€ 5,000,000
Shares conversion price per share								€ 3.50															4.75
Reduction of conversion price per share																							€ 0.25
Percentage on annual interest								6.00%
Convertible Bond 2017/2022 [Member] | 1 January 2018 [Member]
Statement Line Items [Line Items]
Shares conversion price per share								€ 5.00
Convertible Bond 2017/2022 [Member] | 1 April 2017 [Member]
Statement Line Items [Line Items]
Shares conversion price per share								€ 4.00